QUARTERLY RESULTS OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of unaudited quarterly interim financial information for the Corporation

 The following table presents unaudited quarterly interim financial information for the Corporation for the years ended December 31, 2014 and 2013 (dollars in thousands):

2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Interest income	$9,042	$9,103	$9,351	$9,284	$36,780
Interest expense	620	623	605	580	2,428
Net interest income	8,422	8,480	8,746	8,704	34,352
Provision for possible loan losses, net	-	-	-	-	-
Noninterest income	2,651	3,091	3,177	2,808	11,727
Noninterest expenses	8,098	8,033	8,166	7,984	32,281
Income before income taxes	2,975	3,538	3,757	3,528	13,798
Income taxes	713	941	1,031	871	3,556
Net income	$2,262	$2,597	$2,726	$2,657	$10,242
Basic earnings per share	0.45	0.52	0.55	0.54	2.06
Weighted average shares outstanding per quarter	5,017,789	4,977,506	4,934,815	4,909,910	4,963,826

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Interest income	$9,223	$9,523	$9,328	$9,287	$37,361
Interest expense	834	751	679	643	2,907
Net interest income	8,389	8,772	8,649	8,644	34,454
Provision for possible loan losses, net	-	-	-	-	-
Noninterest income	3,329	2,620	2,509	2,658	11,116
Noninterest expenses	8,105	8,165	8,322	8,667	33,259
Income before income taxes	3,613	3,227	2,836	2,635	12,311
Income taxes	557	842	779	522	2,700
Net income	$3,056	$2,385	$2,057	$2,113	$9,611
Basic earnings per share	0.59	0.46	0.40	0.42	1.88
Weighted average shares outstanding per quarter	5,178,759	5,133,051	5,086,469	5,046,833	5,110,849